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                                February 11, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Massachusetts Mutual Life Insurance Company
     Massachusetts Mutual Variable Life Separate Account I (Strategic Variable Life Plus Segment)
     File No. 333-65887

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Life Separate Account I Strategic Variable Life Plus Segment (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable adjustable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in pre-effective amendment number 1 to the Form S-6 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about January 28,1999.


Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Counsel